United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number: 811-07510

                   ACM Municipal Securities Income Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2003

                    Date of reporting period: April 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------
CLOSED END
--------------------------------------------------------------------------------

ACM Municipal
Securities Income
Fund

Semi-Annual Report
April 30, 2003

                               [GRAPHIC OMITTED]

                                       [LOGO] ALLIANCEBERNSTEIN(SM)
                                              Investment Research and Management

                           Investment Products Offered
                           ----------------------------
                            o Are Not FDIC Insured
                            o May Lose Value
                            o Are Not Bank Guaranteed
                           ----------------------------

AllianceBernstein Investment Research and Management, Inc., the principal underwriter of the AllianceBernstein mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

                                                              ------------------
                                                              SEMI-ANNUAL REPORT
                                                              ------------------

June 4, 2003

Semi-Annual Report

This report provides management's discussion of fund performance for ACM Municipal Securities Income Fund's (the "Fund") semi-annual reporting period ended April 30, 2003.

Investment Objective and Policies

ACM Municipal Securities Income Fund is a closed-end management investment company designed to provide high current income exempt from regular federal income tax. The Fund invests substantially all of its assets in investment grade municipal securities.

Investment Results

The following table provides performance data for the Fund and its benchmark, the Lehman Brothers Municipal Bond Index, for the six- and 12-month periods ended April 30, 2003. For comparison, returns for the Lipper General & Leveraged Municipal Debt Funds Average are also included.

INVESTMENT RESULTS*
Periods Ended April 30, 2003

                                                        ------------------------
                                                                Returns
                                                        ------------------------
                                                         6 Months   12 Months
--------------------------------------------------------------------------------
ACM Municipal Securities Income Fund (NAV)                4.62%        1.90%
--------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index                      3.59%        8.49%
--------------------------------------------------------------------------------
Lipper General & Leveraged Muni Debt Funds Average        5.24%       10.27%
--------------------------------------------------------------------------------

The Fund's Market Price Per Share on April 30, 2003 was $11.60.

* The Fund's investment results are for the periods shown and are based on the Fund's net asset value (NAV) as of April 30, 2003. All fees and expenses related to the operation of the Fund have been deducted. Returns for the Fund include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.

      The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term, investment grade, tax-exempt bond market. The Lipper General & Leveraged Municipal Debt Funds Average is comprised of leveraged closed-end funds with generally similar investment objectives to ACM Municipal Securities Income Fund, although some may have different investment policies. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including ACM Municipal Securities Income Fund.

For the six months ended April 30, 2003, the municipal bond market posted positive returns. The Fund generated a positive return, as well, and outperformed its benchmark, the Lehman Brothers Municipal Bond Index. The positive performance was aided by the Fund's leverage and by some recovery in the prices of airline backed revenue bonds. Performance was hurt by the Fund's relative overweight position in tobacco settlement bonds. In addition, the lower interest rate sensitivity of many of the Fund's bond positions also hurt performance. In comparison to its Lipper peer group, the Fund, underperformed largely because of its relatively low


--------------------------------------------------------------------------------
                                        ACM MUNICIPAL SECURITIES INCOME FUND o 1

------------------
SEMI-ANNUAL REPORT
------------------

sensitivity to interest rate changes and its relative overweight in tobacco holdings.

Over the 12-month period, municipal bond yields declined substantially. This resulted in strong positive price performance for the municipal bond market. While the Fund also generated positive returns, it underperformed both the Lehman Brothers Municipal Bond Index and the Lipper General & Leveraged Municipal Debt Funds Average. The Fund's exposure to airline backed revenue bonds contributed significantly to its underperformance. Even though airline backed revenue bond prices have recovered recently, they are still lower today than a year ago. The Fund's exposure to this sector is now below 3%. In addition, the Fund's relatively low overall sensitivity to interest rates hurt performance, as did its relative overweight position in tobacco bonds.

Market Review and Investment Strategy

The pace of municipal issuance continues to be quite strong. Year-to-date issuance has totaled $145.6 billion -- an increase of almost 14% from the same period in 2002. This high level of issuance has impaired municipal price performance relative to the taxable bond market. State and local governments are currently mired in their worst financial crises in decades. Policy makers are debating how much to cut expenses and raise taxes to close their projected budget shortfalls. The Center on Budget and Policy Priorities estimates that states' collective projected budget deficits could reach $85 billion in fiscal year 2004. Two states, California and Oregon, were recently downgraded by Moody's Investors Service, and 16 more continue to have "negative" outlooks, meaning they are at risk for being downgraded, as well. The Fund has minimal general obligation exposure and, therefore, has generally been sheltered from the recent credit spread widening affecting these bonds.

Investment activity over the past six months focused on improving the credit quality of the Fund. The Fund's exposure to the health care, airline-backed revenue and tobacco settlement sectors was reduced over the period and replaced by higher credit quality bonds. In an effort to maintain a low cost of leverage, one series of its variable rate preferred stock was reset into an extended rate mode expiring in December, 2003. The other two series continue to reset on a weekly basis.


--------------------------------------------------------------------------------
2 o ACM MUNICIPAL SECURITIES INCOME FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

PORTFOLIO OF INVESTMENTS
April 30, 2003 (unaudited)

                                             Standard    Principal
                                             & Poor's       Amount
                                               Rating        (000)         Value
--------------------------------------------------------------------------------

Long-Term Investments-172.0%

Alabama-3.4%
Jefferson Cnty Rev
   Sewer Imps Ser 02B  FGIC
   5.00%, 2/01/41 ......................          AAA   $    4,000    $4,046,920
                                                                      ----------

California-2.8%
California St
   School Imps Ser 03
   5.00%, 2/01/32 ......................            A        1,350     1,333,665
California St Rev
   Dept of Wtr Ser 02A
   5.375%, 5/01/22(a) ..................           A3        2,000     2,077,520
                                                                      ----------
                                                                       3,411,185
                                                                      ----------
Colorado-0.8%
Colorado Rev
   E-470 Pub Hwy Auth Ser 00
   Zero coupon, 9/01/35 ................         BBB-       10,000       910,700
                                                                      ----------

Connecticut-2.6%
Connecticut
   Public Improv (Mohegan Tribe)
   Ser 01
   6.25%, 1/01/31(b) ...................         BBB-        3,000     3,136,230
                                                                     -----------

District of Columbia-12.9%
District of Columbia
   Tobacco Settlement Ser 01
   6.75%, 5/15/40 ......................           A-       17,950    15,484,747
                                                                     -----------

Florida-23.5%
Collier Cnty Hlth Fac Rev
   (The Moorings Proj) Ser 94
   7.00%, 12/01/19 .....................           A-        2,000     2,150,400
Florida Hsg Fin Corp Rev
   (Westlake Apts) Ser 02-D1
   AMT FSA
   5.40%, 3/01/42 ......................          AAA        8,780     8,958,322
Florida Hsg Fin Corp Rev
   (Westminster Apts) Ser 02-E1
   AMT FSA
   5.40%, 4/01/42 ......................          AAA        2,850     2,912,900
Lee Cnty Hlth Fac Rev
   (Shell Point Village Proj) Ser 99A
   5.50%, 11/15/29 .....................         BBB-       10,170     9,224,393


--------------------------------------------------------------------------------
                                        ACM MUNICIPAL SECURITIES INCOME FUND o 3

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

                                             Standard    Principal
                                             & Poor's       Amount
                                               Rating        (000)         Value
--------------------------------------------------------------------------------

Orange Cnty Hlth Fac Rev
   (Orlando Regl Healthcare) Ser 02
   5.75%, 12/01/32 .....................           A-   $    1,400   $ 1,431,990
Orlando FL Utilities
   Water & Elec Rev Ser 93A
   9.75%, 10/06/17(a)(c) ...............          Aaa        1,720     1,826,967
   9.75%, 10/06/17(a)(c)(d) ............          Aaa        1,595     1,717,735
                                                                     -----------
                                                                      28,222,707
                                                                     -----------
Hawaii-2.5%
Hawaii St Elec Rev
   Ser 03B AMT XLCA
   5.00%, 12/01/22 .....................          AAA        3,000     3,020,850
                                                                     -----------

Illinois-6.5%
Chicago IL Hsg Agy
   Mortgage Rev Ser 02B
   AMT GNMA/FNMA
   4.00%, 10/01/33(e) ..................          AAA        1,000     1,092,600
Chicago IL Spec Fac
   (American Airlines) Ser 94
   8.20%, 12/01/24 .....................           CC        2,500       825,175
Illinois Dev Fin Auth Gas Rev
   (Peoples Gas Light) Ser 03 AMBAC
   5.00%, 2/01/33 ......................          AAA        2,000     2,027,580
Metropolitan Pier & Exposition Rev
   (McCormick Pl Expansion) Ser 02A
   MBIA
   5.25%, 6/15/42 ......................          AAA        3,750     3,902,025
                                                                     -----------
                                                                       7,847,380
                                                                     -----------
Indiana-6.2%
Warrick Cnty Ind Rev
   (Southern IN Gas & Electric) Ser 93B
   AMT
   6.00%, 5/01/23 ......................           A-        7,290     7,491,714
                                                                     -----------

Louisiana-0.2%
Calcasieu Parish Hsg Agy
   Mortgage Rev Ser 97A
   AMT GNMA/FNMA
   6.40%, 4/01/32(a) ...................          Aaa          230       240,656
                                                                     -----------

Maine-0.9%
Jay ME Solid Waste Disp Rev
   (International Paper Co) Ser 99B
   AMT
   6.20%, 9/01/19 ......................          BBB        1,000     1,023,360
                                                                     -----------


--------------------------------------------------------------------------------
4 o ACM MUNICIPAL SECURITIES INCOME FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

                                             Standard    Principal
                                             & Poor's       Amount
                                               Rating        (000)         Value
--------------------------------------------------------------------------------

Massachusetts-7.5%
Mass Hlth & Ed Fac Hosp Rev
   (New England Med Ctr) Ser 94
   MBIA
   9.03%, 7/01/18(c) ...................          AAA   $    5,000   $ 5,307,250
Mass Hsg Fin Agy
   Residential Hsg Ser 00A
   AMT AMBAC
   6.00%, 7/01/41 ......................          AAA        2,965     3,132,137
Mass Hsg Fin Agy
   Residential Hsg Ser 00H
   AMT MBIA
   6.65%, 7/01/41 ......................          AAA          555       601,836
                                                                     -----------
                                                                       9,041,223
                                                                     -----------
Michigan-11.6%
Michigan St Hosp Rev
   (Trinity Hlth) Ser 00A
   6.00%, 12/01/27 .....................          AA-        3,000     3,239,190
Michigan St Strategic Elec Rev
   (Detroit Edison Co) Ser 02C
   AMT XLCA
   5.45%, 12/15/32 .....................          AAA        6,000     6,250,200
Saginaw Mich Hosp Fac Rev
   (Covenant Med Ctr) Ser 00F
   6.50%, 7/01/30 ......................            A        4,150     4,468,969
                                                                     -----------
                                                                      13,958,359
                                                                     -----------
Minnesota-1.9%
Bass Brook Poll Ctl Rev
   (Minnesota Pwr & Light Co) Ser 92
   6.00%, 7/01/22 ......................            A        2,250     2,288,565
                                                                     -----------

Mississippi-7.6%
Adams Cnty Poll Ctl Rev
   (International Paper Co) Ser 99 AMT
   6.25%, 9/01/23 ......................          BBB        5,000     5,087,000
Gulfport Hosp Fac Rev
   (Mem Hosp at Gulfport Proj) Ser 01A
   5.75%, 7/01/31(a) ...................           A2        4,000     4,096,360
                                                                     -----------
                                                                       9,183,360
                                                                     -----------
New Jersey-3.3%
New Jersey St Edl Facs Auth Rev
   AMBAC
   9.15%, 9/01/21(a)(b)(f) .............          Aaa        3,400     3,907,620
                                                                     -----------

New York-13.8%
Nassau Cnty
   Tobacco Settlement Corp Ser 99
   6.60%, 7/15/39(a) ...................           A3        1,495     1,397,945


--------------------------------------------------------------------------------
                                        ACM MUNICIPAL SECURITIES INCOME FUND o 5

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

                                             Standard    Principal
                                             & Poor's       Amount
                                               Rating        (000)         Value
--------------------------------------------------------------------------------

New York City Indl Dev Agy Rev
   (Terminal One Group) Ser 94 AMT
   6.125%, 1/01/24(a) ..................           A3   $   10,600   $10,915,880
New York City Indl Dev Agy Rev
   (British Airways) Ser 98 AMT
   5.25%, 12/01/32 .....................         BBB-        6,980     4,327,600
                                                                     -----------
                                                                      16,641,425
                                                                     -----------
North Dakota-3.3%
North Dakota St Hsg Fin Agy
   Mortgage Rev Ser 98E AMT
   5.25%, 1/01/30(a) ...................          Aa2        3,975     4,008,629
                                                                     -----------

Ohio-12.9%
Cuyahoga Cnty Hosp Fac Rev
   (University Hosp Hlth) Ser 00
   7.50%, 1/01/30 ......................          BBB        3,650     4,046,609
Ohio Hsg Fin Agy
   Mortgage Rev Ser 97 AMT GNMA
   6.15%, 3/01/29(a) ...................          Aaa        6,935     7,243,746
Ohio State Wtr Dev Auth Solid Waste
   (North Star) Ser 95 AMT
   6.45%, 9/01/20 ......................            A        4,075     4,263,428
                                                                     -----------
                                                                      15,553,783
                                                                     -----------
Pennsylvania-7.8%
Pennsylvania Econ Dev Fin Rev
   (30th St Station Garage Proj) Ser 02
   AMT ACA
   5.875%, 6/01/33 .....................            A        2,050     2,104,469
Pennsylvania Hsg Fin Agy
   Mortgage Rev Ser 99-68A AMT
   6.15%, 10/01/30 .....................          AA+        7,000     7,323,050
                                                                     -----------
                                                                       9,427,519
                                                                     -----------
South Carolina-0.7%
South Carolina Rev
   Tobacco Settlement Ser 01B
   6.375%, 5/15/28 .....................           A-          950       825,256
                                                                     -----------

Tennessee-9.2%
Tenn Ed Loan Rev
   Educational Funding of South
   Ser 97B AMT
   6.20%, 12/01/21(a) ..................          Aa2       10,600    11,067,142
                                                                     -----------
Texas-16.2%
Alliance Arpt Auth Fac Imp Rev
   (American Airlines) Ser 90 AMT
   7.50%, 12/01/29 .....................           CC        510         168,320


--------------------------------------------------------------------------------
6 o ACM MUNICIPAL SECURITIES INCOME FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

                                             Standard  Principal
                                             & Poor's     Amount
                                               Rating      (000)           Value
--------------------------------------------------------------------------------

Harris Cnty
   Hwy Toll Rev Ser 02 FSA
   5.125%, 8/15/32 .....................          AAA   $  5,000   $   5,135,250
Lower Colorado Riv Poll Ctl Rev
   (Samsung Corp) Ser 00 AMT
   6.95%, 4/01/30 ......................           A-      5,000       5,439,950
Lower Colorado Riv Rev
   MBIA Ser 02
   5.00%, 5/15/31 ......................          AAA      8,500       8,736,130
                                                                   -------------
                                                                      19,479,650
                                                                   -------------
Washington-7.8%
Pilchuck Dev Pub Corp Spec Fac
   (BF Goodrich) Ser 93 AMT
   6.00%, 8/01/23 ......................          BBB      9,500       9,411,175
                                                                   -------------

West Virginia-6.1%
West Virginia Pkwys Econ
   Parkway Rev Ser 93 FGIC
   10.26%, 5/16/19(c) ..................          AAA      4,605       4,778,332
   10.26%, 5/16/19(c)(d) ...............          AAA      2,495       2,602,659
                                                                   -------------
                                                                       7,380,991
                                                                   -------------
Total Long-Term Investments
   (cost $202,493,050) .................                             207,011,146
                                                                   -------------

Short-Term Investments-3.9%
California-0.8%
Los Angeles Wtr & Pwr Rev
   Ser 01B
   1.32%, 7/01/34(f) ...................         A-1+      1,000       1,000,000
                                                                   -------------

Connecticut-0.4%
Connecticut St Hlth & Edl Facs Rev
   (Yale Univ) Ser 97T
   1.30%, 7/01/29(f) ...................         A-1+        500         500,000
                                                                   -------------

Illinois-0.8%
Illinois Dev Fin Auth Poll Ctl Rev
   (Amoco Oil Co Proj) Ser 94
   1.35%, 11/01/12(f) ..................         A-1+      1,000       1,000,000
                                                                   -------------

Michigan-0.4%
Michigan St Univ Rev
   Ser 02A
   1.40%, 8/15/32(f) ...................         A-1+        500         500,000
                                                                   -------------

New York-0.4%
New York City Wtr Fin Rev
   Wtr & Swr Sys Ser 94G FGIC
   1.40%, 6/15/24(f) ...................         A-1+        500         500,000
                                                                   -------------


--------------------------------------------------------------------------------
                                        ACM MUNICIPAL SECURITIES INCOME FUND o 7

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

                                            Standard  Principal
                                            & Poor's     Amount
                                              Rating      (000)           Value
-------------------------------------------------------------------------------

Texas-1.1%
Gulf Coast Waste Disp Auth Rev
   (Amoco Oil Co Proj) Ser 92
   1.30%, 10/01/17(f) ..................        A-1+   $  1,000   $   1,000,000
Lower Neches Valley Auth Rev
   (Exxon-Mobil Corp) Ser 01A
   1.30%, 11/01/29(f) ..................        A-1+        200         200,000
                                                                  -------------
                                                                      1,200,000
                                                                  -------------
Total Short-Term Investments
   (cost $4,700,000) ...................                              4,700,000
                                                                  -------------

Total Investments-175.9%
   (cost $207,193,050) .................                            211,711,146
Other assets less liabilities-(1.1)% ...                             (1,378,113)
Preferred Stock, at redemption
   value-(74.8)% .......................                            (90,000,000)
                                                                  -------------
Net Assets Applicable to Common
   Shareholders-100%(g) ................                          $ 120,333,033
                                                                  =============

See footnote summary on page 9.


--------------------------------------------------------------------------------
8 o ACM MUNICIPAL SECURITIES INCOME FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

(a)   Moody's or Fitch Rating.
(b)   Private Placement.
(c) Inverse Floater Security - Security with variable or floating interest rate that moves in opposite direction of short-term interest rates.
(d) Pre-refunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
(e)   Coupon is 4.00% until May 31, 2003 then 6.00% until maturity.
(f)   Variable rate coupon, rate shown as of April 30, 2003.
(g) Portfolio percentages are calculated based on net assets applicable to common shareholders.

      Glossary of Terms:

      ACA   - American Capital Access Financial Guaranty Corporation
      AMBAC - American Municipal Bond Assurance Corporation
      AMT   - Alternative Minimum Tax
      FGIC  - Financial Guaranty Insurance Company
      FNMA  - Federal National Mortgage Association
      FSA   - Financial Security Assurance
      GNMA  - Government National Mortgage Association
      MBIA  - Municipal Bond Investors Assurance
      XLCA  - XL Capital Assurance Inc.

See notes to financial statements.


--------------------------------------------------------------------------------
                                        ACM MUNICIPAL SECURITIES INCOME FUND o 9

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------

STATEMENT OF ASSETS & LIABILITIES
April 30, 2003 (unaudited)

Assets
Investments in securities, at value (cost $207,193,050) .....     $211,711,146
Interest receivable .........................................        3,969,554
Prepaid expenses ............................................           27,977
                                                                  ------------
Total assets ................................................      215,708,677
                                                                  ------------
Liabilities
Due to custodian ............................................           19,890
Payable for investment securities purchased .................        4,319,679
Dividend payable--common shares .............................          799,861
Advisory fee payable ........................................           88,799
Dividend payable--preferred shares ..........................           41,373
Administrative fee payable ..................................           27,364
Accrued expenses and other liabilities ......................           78,678
                                                                  ------------
Total liabilities ...........................................        5,375,644
                                                                  ------------
Preferred Stock, at redemption value
   $.01 par value per share; 3,600 shares
   Auction Preferred Stock authorized,
   issued and outstanding at $25,000
   per share liquidation preference .........................       90,000,000
                                                                  ------------
Net Assets Applicable to Common Shareholders ................     $120,333,033
                                                                  ============
Composition of Net Assets Applicable to
Common Shareholders
Common Stock, $.01 par value per share;
   99,996,400 shares authorized,
   11,032,569 shares issued and outstanding .................     $    110,326
Additional paid-in capital ..................................      149,547,360
Undistributed net investment income .........................          385,751
Accumulated net realized loss on investment transactions ....      (34,228,500)
Net unrealized appreciation of investments ..................        4,518,096
                                                                  ------------
Net Assets Applicable to Common Shareholders ................     $120,333,033
                                                                  ============
Net Asset Value Applicable to Common Shareholders
   (based on 11,032,569 common shares outstanding) ..........           $10.91
                                                                        ======

See notes to financial statements.


--------------------------------------------------------------------------------
10 o ACM MUNICIPAL SECURITIES INCOME FUND

                                                         -----------------------
                                                         STATEMENT OF OPERATIONS
                                                         -----------------------

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2003 (unaudited)

Investment Income
Interest .....................................                    $   6,613,612
Expenses
Advisory fee .................................   $     522,866
Auction Preferred Stock--
   auction agent's fees ......................         161,477
Administrative fee ...........................         156,860
Audit and legal ..............................          48,814
Custodian ....................................          44,632
Printing .....................................          43,437
Registration fees ............................          20,851
Transfer agency ..............................          12,789
Directors' fees and expenses .................          12,000
Miscellaneous ................................          10,078
                                                 -------------
Total expenses ...............................                        1,033,804
                                                                  -------------
Net investment income ........................                        5,579,808
                                                                  -------------
Realized and Unrealized Gain (Loss)
on Investments
Net realized loss on investment
   transactions ..............................                       (5,268,239)
Net change in unrealized
   appreciation/depreciation
   of investments ............................                        5,707,156
                                                                  -------------
Net gain on investments ......................                          438,917
                                                                  -------------
Dividends to Auction Preferred
Shareholders from
Net investment income ........................                         (563,903)
                                                                  -------------
Net Increase in Net Assets Applicable
   to Common Shareholders Resulting
   from Operations ...........................                    $   5,454,822
                                                                  =============

See notes to financial statements.


--------------------------------------------------------------------------------
                                       ACM MUNICIPAL SECURITIES INCOME FUND o 11

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              APPLICABLE TO COMMON SHAREHOLDERS
                                              ----------------------------------

STATEMENT OF CHANGES IN
NET ASSETS APPLICABLE TO
COMMON SHAREHOLDERS


                                                  Six Months
                                                     Ended         Year Ended
                                                 April 30, 2003    October 31,
                                                  (unaudited)          2002
                                                 ==============   =============

Increase (Decrease) in Net Assets
Applicable to Common Shareholders
Resulting from Operations
Net investment income ........................   $   5,579,808    $  11,880,783
Net realized loss on investment
   transactions ..............................      (5,268,239)      (1,971,343)
Net change in unrealized
   appreciation/depreciation
   of investments ............................       5,707,156      (12,641,017)
Dividends to Auction Preferred
Shareholders from
Net Investment Income ........................        (563,903)      (1,510,326)
                                                 -------------    -------------
Net increase (decrease) in net assets
   applicable to common shareholders
   resulting from operations .................       5,454,822       (4,241,903)
Dividends and Distributions to
Common Shareholders from
Net investment income ........................      (4,794,189)      (9,539,170)
Common Stock Transactions
Reinvestment of dividends resulting in
   the issuance of common stock ..............         349,623          902,750
                                                 -------------    -------------
Total increase (decrease) ....................       1,010,256      (12,878,323)
Net Assets Applicable to Common
Shareholders
Beginning of period ..........................     119,322,777      132,201,100
                                                 -------------    -------------
End of period (including undistributed
   net investment income of $164,035,
   at October 31, 2002) ......................   $ 120,333,033    $ 119,322,777
                                                 =============    =============

See notes to financial statements.


--------------------------------------------------------------------------------
12 o ACM MUNICIPAL SECURITIES INCOME FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

NOTES TO FINANCIAL STATEMENTS
April 30, 2003 (unaudited)

NOTE A

Significant Accounting Policies

ACM Municipal Securities Income Fund, Inc. (the "Fund"), was incorporated in the state of Maryland on February 11, 1993 and is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to the Adviser, subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60


--------------------------------------------------------------------------------
                                       ACM MUNICIPAL SECURITIES INCOME FUND o 13

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund amortizes premiums and accretes original issue discounts and market discounts as adjustments to interest income.

4. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory, Administrative Fees and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") an advisory fee at an annual rate of .50 of 1% of the average weekly net assets of the Fund. Such fee is accrued daily and paid monthly.

Under the terms of a Shareholder Inquiry Agency Agreement with Alliance Global Investor Services, Inc. (AGIS), an affiliate of the Adviser, the Fund reimburses AGIS for costs relating to servicing phone inquiries for the Fund. During the six months ended April 30, 2003, there was no reimbursement paid to AGIS.


--------------------------------------------------------------------------------
14 o ACM MUNICIPAL SECURITIES INCOME FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

Under the terms of an Administration Agreement, the Fund pays Alliance Capital Management L.P. (the "Administrator") an administration fee at an annual rate of ..15 of 1% of the average weekly net assets of the Fund. Such fee is accrued daily and paid monthly. The Administrator has engaged Prudential Investments LLC (the "Sub-Administrator"), an indirect, wholly-owned subsidiary of Prudential Financial, Inc., to act as sub-administrator. The Administrator, out of its own assets, will pay the Sub-Administrator a monthly fee equal to an annual rate of ..10 of 1% of the Fund's average weekly net assets. The Sub-Administrator prepares financial and regulatory reports for the Fund and provides other clerical services.

NOTE C

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2003, were as follows:

                                                     Purchases         Sales
                                                    ===========     ===========
Investment securities ..........................    $28,208,104     $20,945,330
U.S. government securities .....................             -0-             -0-

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

NOTE D

Distributions To Common Shareholders

The tax character of distributions to be paid for the year ending October 31, 2003 will be determined at the end of the current fiscal year. The tax character of distributions paid to common shareholders during the fiscal years ended October 31, 2002 and October 31, 2001 were as follows:

                                                    2002              2001
                                                 ==========        ==========
Distributions paid from:
   Ordinary income .........................     $  103,452        $  281,885
   Tax-exempt income .......................      9,384,782         9,367,843
                                                 ----------        ----------
Total distributions paid ...................     $9,488,234(a)     $9,649,728(a)
                                                 ==========        ==========


--------------------------------------------------------------------------------
                                       ACM MUNICIPAL SECURITIES INCOME FUND o 15

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

As of October 31, 2002, the components of accumulated earnings/(deficit) applicable to common shareholders on a tax basis were as follows:

Undistributed net tax exempt income ....................        $  1,014,992
Accumulated capital and other losses ...................         (28,661,534)(b)
Unrealized appreciation/(depreciation) .................          (1,487,789)(c)
                                                                ------------
Total accumulated earnings/(deficit) ...................        $(29,134,331)
                                                                ============

(a) Total distributions paid differ from the statement of changes in net assets applicable to common shareholders because for tax purposes dividends are recognized when actually paid.

(b) On October 31, 2002, the Fund had a net capital loss carryforward of $28,661,534 of which $9,919,727 expires in the year 2003, $6,475,518 expires in the year 2007, $10,294,946 expires in the year 2008, and $1,971,343 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed.

(c) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

NOTE E

Common Stock

There are 99,996,400 shares of $0.01 par value common stock authorized. There are 11,032,569 shares of common stock outstanding at April 30, 2003. During the six months ended April 30, 2003 and the year ended October 31, 2002, the Fund issued 31,767 and 77,262 shares, respectively, in connection with the Fund's dividend reinvestment plan.

NOTE F

Preferred Stock

The Fund has issued and outstanding 3,600 shares of Auction Preferred Stock, consisting of 1,200 shares each of Series A, Series B and Series C. The preferred shares have a liquidation value of $25,000 per share plus accumulated, unpaid dividends.

The dividend rate on Series A is 1.15%, effective through May 1, 2003. The dividend rate on Series B is 1.30%, effective through May 1, 2003. The dividend rate on Series C is 1.15%, effective through May 2, 2003.

At certain times, the Preferred Shares are redeemable by the Fund, in whole or in part, at $25,000 per share plus accumulated, unpaid dividends.


--------------------------------------------------------------------------------
16 o ACM MUNICIPAL SECURITIES INCOME FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

Although the Fund will not ordinarily redeem the Preferred Shares, it may be required to redeem shares if, for example, the Fund does not meet an asset coverage ratio required by law or to correct a failure to meet a rating agency guideline in a timely manner. The Fund voluntarily may redeem the Preferred Shares in certain circumstances.

The Preferred Shareholders, voting as a separate class, have the right to elect at least two Directors at all times and to elect a majority of the Directors in the event two years' dividends on the Preferred Shares are unpaid. In each case, the remaining Directors will be elected by the Common Shareholders and Preferred Shareholders voting together as a single class. The Preferred Shareholders will vote as a separate class on certain other matters as required under the Fund's Charter, the Investment Company Act of 1940 and Maryland law.


--------------------------------------------------------------------------------
                                       ACM MUNICIPAL SECURITIES INCOME FUND o 17

--------------------
FINANCIAL HIGHLIGHTS
--------------------

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Common Stock Outstanding Throughout Each Period

                                      Six Months
                                           Ended                         Year Ended October 31,
                                  April 30, 2003      ------------------------------------------------------------
                                     (unaudited)          2002         2001         2000         1999         1998
                                     -----------------------------------------------------------------------------
Net asset value,
  beginning of period .........       $  10.85        $  12.10     $  11.71     $  11.64     $  13.49     $  13.46
                                     -----------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income .........            .51            1.08         1.15         1.12         1.11         1.16
Net realized and unrealized
  gain (loss) on investment
  transactions ................            .04           (1.32)         .45          .16        (1.82)         .04
Dividends to preferred
  shareholders from Net
  investment income (common
  stock equivalent basis) .....           (.05)           (.14)        (.27)        (.34)        (.27)        (.29)
                                     -----------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ..................            .50            (.38)        1.33          .94         (.98)         .91
                                     -----------------------------------------------------------------------------
Less: Dividends and
  Distributions to
  Common Shareholders
Dividends from net
  investment income ...........           (.44)           (.87)        (.88)        (.78)        (.84)        (.86)
Distributions in excess of
  net investment income .......             -0-             -0-        (.06)        (.09)        (.03)        (.02)
                                     -----------------------------------------------------------------------------
Total dividends and
  distributions to common
  shareholders ................           (.44)           (.87)        (.94)        (.87)        (.87)        (.88)
                                     -----------------------------------------------------------------------------
Net asset value,
end of period .................       $  10.91        $  10.85     $  12.10     $  11.71     $  11.64     $  13.49
                                     =============================================================================
Market value, end of period ...       $  11.60        $  11.50     $  12.70     $  12.56     $  11.69     $  14.06
                                     =============================================================================
Total Return
Total investment return
  based on:(a)
  Market value ................           4.91%          (2.44)%       9.14%       16.16%      (11.14)%       6.19%
  Net asset value .............           4.62%          (3.35)%      11.59%        8.74%       (7.76)%       6.89%
Ratios/Supplemental Data
Net assets, applicable to
  common shareholders,
  end of period
  (000's omitted) ..............       $120,333        $119,323     $132,201     $127,142     $125,850     $144,995
Preferred stock, at redemption
  value ($25,000 per share
  liquidation preference)
  (000's omitted) .............       $ 90,000        $ 90,000     $ 90,000     $ 90,000     $ 90,000     $ 90,000
Ratios to average net assets
  applicable to common
  shareholders of:
  Expenses(b) .................           1.72%(c)        1.65%        1.53%        1.61%        1.45%        1.45%
  Net investment income,
    before preferred stock
    dividends(b) ..............           9.31%(c)        9.32%        9.60%        9.92%        8.54%        8.58%
  Preferred stock dividends ...           0.94%(c)        1.19%        2.26%        3.03%        2.08%        2.20%
  Net investment income,
    net of preferred stock
    dividends .................           8.37%(c)        8.13%        7.34%        6.89%        6.46%        6.38%
Portfolio turnover rate .......             10%             24%          82%         360%         292%          60%
Asset coverage ratio ..........            234%            233%         247%         241%         240%         261%

See footnote summary on page 19.


--------------------------------------------------------------------------------
18 o ACM MUNICIPAL SECURITIES INCOME FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

(a) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of the period. Total investment return calculated for a period of less than one year is not annualized.

(b) These expense and net investment income ratios do not reflect the effect of dividend payments to preferred shareholders.

(c)   Annualized.


--------------------------------------------------------------------------------
                                       ACM MUNICIPAL SECURITIES INCOME FUND o 19

------------------------------
SUPPLEMENTAL PROXY INFORMATION
------------------------------

SUPPLEMENTAL PROXY INFORMATION

The Annual Meeting of Shareholders of ACM Municipal Securities Income Fund, Inc. was held on March 20, 2003. The description of each proposal and number of shares voted at the meeting are as follows:

                                                          Voted For        Authority Withheld
1. To elect One Director:           John D. Carifa        9,150,723            175,896
                                    (term expires 2006)

2. To elect Two Directors for the
   Preferred stockholders:          John D. Carifa            3,248                  2
                                    Ruth Block                3,248                  2
                                    (term expires 2006)


--------------------------------------------------------------------------------
20 o ACM MUNICIPAL SECURITIES INCOME FUND

                                                              ------------------
                                                              BOARD OF DIRECTORS
                                                              ------------------

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Dr. James M. Hester(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Kathleen A. Corbet, Senior Vice President
Robert B. Davidson, III, Senior Vice President
David M. Dowden, Vice President
Terrance T. Hults, Vice President
William E. Oliver, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Thomas R. Manley, Controller

Administrator

Alliance Capital Management L.P.
1345 Avenue of the Americas
New York, NY 10105

Sub-Administrator

Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Common Stock:
Dividend Paying Agent,
Transfer Agent And Registrar

Equiserve Trust Company N.A.
P.O. Box 43011
Providence, RI 02940-3011

Preferred Stock:
Dividend Paying Agent,
Transfer Agent And Registrar

The Bank of New York
100 Church Street
New York, NY 10286

Independent Auditors

Ernst & Young LLP
5 Times Square
New York, NY 10036-6530

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase at market prices from time to time shares of its Common Stock in the open market.

This report, including the financial statements there, is transmitted to the shareholders of ACM Municipal Securities Income Fund for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in the report.

(1)   Member of the Audit Committee.


--------------------------------------------------------------------------------
                                       ACM MUNICIPAL SECURITIES INCOME FUND o 21

---------------------------------
ALLIANCEBERNSTEIN FAMILY OF FUNDS
---------------------------------

ALLIANCEBERNSTEIN FAMILY OF FUNDS

U.S. Growth Funds

Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Quasar Fund
Technology Fund

Value Funds

Disciplined Value Fund
Global Value Fund
Growth & Income Fund
International Value Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Blended Style Series

U.S. Large Cap Portfolio

Global & International Stock Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Small Cap Growth Portfolio
Technology Portfolio

Taxable Bond Funds

Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Tax-Exempt Bond Funds

National
Intermediate Diversified
Insured National
Arizona
California
Intermediate California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Intermediate New York
Ohio
Pennsylvania
Virginia

Asset Allocation Funds

Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Closed-End Funds

All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

AllianceBernstein also offers AllianceBernstein Exchange Reserves, which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

To obtain a prospectus for any AllianceBernstein fund, call your investment professional, or call AllianceBernstein at (800) 227-4618 or visit our web site at www.alliancebernstein.com.


--------------------------------------------------------------------------------
22 o ACM MUNICIPAL SECURITIES INCOME FUND

                                                  ------------------------------
                                                  SUMMARY OF GENERAL INFORMATION
                                                  ------------------------------

SUMMARY OF GENERAL INFORMATION

Shareholder Information

Daily market prices for the Fund's shares are published in the New York Stock Exchange Composite Transaction Section of newspapers each day, under the designation "ACMMSI." The Fund's NYSE trading symbol is "AMU." Weekly comparative net asset value (NAV) and market price information about the Fund is published each Monday in The Wall Street Journal, each Sunday in The New York Times and each Saturday in Barron's and other newspapers in a table called "Closed-End Bond Funds."

Dividend Reinvestment Plan

A Dividend Reinvestment Plan provides automatic reinvestment of dividends and capital gains in additional Fund shares.

For questions concerning shareholder account information, or if you would like a brochure describing the Dividend Reinvestment Plan, please call Equiserve Trust Company at (800) 219-4218.


--------------------------------------------------------------------------------
                                       ACM MUNICIPAL SECURITIES INCOME FUND o 23

NOTES


--------------------------------------------------------------------------------
24 o ACM MUNICIPAL SECURITIES INCOME FUND

ACM Municipal Securities Income Fund
1345 Avenue of the Americas
New York, NY 10105

[LOGO] ALLIANCEBERNSTEIN(SM)
       Investment Research and Management

(SM) This service mark used under license from the owner, Alliance Capital Management L.P.

MSISR0403


ITEM 2.  CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         Exhibit No.      DESCRIPTION OF EXHIBIT

         10 (b) (1)      Certification of Principal Executive Officer Pursuant
                         to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (b) (2)      Certification of Principal Financial Officer Pursuant
                         to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ACM Municipal Securities Income Fund, Inc.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President

Date:  June 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President

Date:  June 30, 2003

By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  June 30, 2003